Acquisitions (Details) $ in Thousands							3 Months Ended								12 Months Ended
		Sep. 01, 2016 USD ($) shares	Apr. 01, 2016 USD ($) shares	Oct. 01, 2015 USD ($) shares	Mar. 01, 2015 USD ($) subsidiaries shares	Jul. 01, 2014 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Current assets:
Cash and cash equivalents	[1]						$ 80,783			$ 236,579	$ 236,579			$ 375,118	$ 236,579		$ 375,118		$ 0		$ 80,783	$ 236,579	$ 375,118	$ 0
Receivables from related party	[1]																				18,088	8,499
Prepaid expenses and other	[1]																				632	727
Total current assets	[1]																				99,503	245,805
Property and equipment, at cost	[1],[2]																				1,176,843	1,119,307
Accumulated depreciation	[1],[2]																				(325,562)	(286,049)
Property and equipment, net	[1],[2]																				851,281	833,258
Deferred charges and other assets, net	[1]																				3,322	1,385
Total assets	[1]																				954,106	1,080,448
Current liabilities:
Current portion of debt and capital lease obligations	[1]																				913	1,200
Accounts payable	[1]																				9,264	4,297
Accrued liabilities	[1]																				1,690	1,054
Taxes other than income taxes	[1]																				1,276	765
Deferred revenue from related party	[1]																				129	124
Total current liabilities	[1]																				13,272	7,440
Debt and capital lease obligations, net of current portion	[1]																				175,246	1,519
Notes payable to related party	[1]																				370,000	0
Deferred income taxes	[1]																				320	830
Other long-term liabilities	[1]																				1,116	1,065
Common unitholders – public	[1]																				581,489	374,954
Common unitholder – Valero	[1]																				28,430	58,844
Subordinated unitholder – Valero	[1]																				(313,961)	146,804
General partner – Valero	[1]																				(5,805)	4,617
Net investment	[1]																				103,999	484,375
Total partners’ capital	[1]																				394,152	1,069,594	1,111,698	644,149
Total liabilities and partners’ capital	[1]																				954,106	1,080,448
Consolidated Statements of Income
Operating revenues – related party							79,456	$ 62,037	$ 60,245	41,886	34,182	$ 33,666	$ 31,843	29,489	243,624	[1]	129,180	[1]	124,985	[1]
Costs and expenses:
Operating expenses (b)	[1],[3]														105,973		111,114		105,576
General and administrative expenses (c)	[1],[4]														14,520		13,602		8,452
Depreciation expense	[1]														45,678		37,909		35,037
Total costs and expenses	[1]														166,171		162,625		149,065
Operating income (loss)							39,799	17,064	20,495	95	(10,086)	(7,747)	(7,051)	(8,561)	77,453	[1]	(33,445)	[1]	(24,080)	[1]
Other income, net	[1]														223		1,504		309
Interest and debt expense, net of capitalized interest (d)	[1],[5]														(6,113)		(872)		(198)
Income (loss) before income taxes	[1]														71,563		(32,813)		(23,969)
Income tax expense	[1]														251		548		1,434
Net income (loss)							36,795	15,625	19,161	(269)	(10,218)	(7,934)	(6,929)	(8,280)	71,312	[1]	(33,361)	[1]	(25,403)	[1]
Less: Net loss attributable to Predecessor	[1]														(60,566)		(92,642)		(27,444)
Net income attributable to partners							44,667	31,428	33,662	22,121	19,056	17,543	12,200	10,482	131,878		59,281		2,041
Cash flows from operating activities:
Net income (loss)							36,795	15,625	19,161	(269)	(10,218)	(7,934)	(6,929)	(8,280)	71,312	[1]	(33,361)	[1]	(25,403)	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	[1]														45,678		37,909		35,037
Deferred income tax benefit	[1]														(228)		43		941
Changes in current assets and current liabilities	[1]														(8,973)		(1,318)		(2,947)
Changes in deferred charges and credits and other operating activities, net	[1]														587		(34)		(421)
Net cash provided by operating activities	[1]														108,376		3,239		7,207
Cash flows from investing activities:
Capital expenditures	[1]														(38,109)		(121,880)		(127,401)
Acquisitions from Valero Energy Corporation	[1]														(390,144)		(80,116)		0
Proceeds from dispositions of property and equipment	[1]														82		54		8
Net cash used in investing activities	[1]														(428,171)		(201,942)		(127,393)
Cash flows from financing activities:
Proceeds from debt borrowings	[1]														200,000		0		0
Proceeds from notes payable to related party	[1]														555,000		0		0
Repayments of debt and capital lease obligations	[1]														(26,200)		(1,048)		(1,059)
Repayment of note payable to related party	[1]														(185,000)		0		0
Payment of debt issuance costs	[1]														(2,322)		(1,071)		(572)
Proceeds from issuance of common units, net of discount	[1]														189,683		0		372,449
Proceeds from issuance of general partner units	[1]														4,011		0		0
Payment of offering costs	[1]														(666)		(3,223)		0
Prefunding of capital projects by Valero Energy Corporation	[1]														0		0		3,500
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets	[1]														(576,076)		(73,884)		0
Cash distributions to unitholders and distribution equivalent right payments	[1]														(71,715)		(41,837)		0
Net transfers from Valero Energy Corporation	[1]														77,284		181,227		120,986
Net cash provided by financing activities	[1]														163,999		60,164		495,304
Net increase (decrease) in cash and cash equivalents	[1]														(155,796)		(138,539)		375,118
Cash and cash equivalents at beginning of year	[1]									236,579				375,118	236,579		375,118		0
Cash and cash equivalents at end of year	[1]						80,783				236,579				$ 80,783		236,579		375,118
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares															3,549,605
Borrowings under the Revolver	[1]														$ 200,000		0		0
Proceeds from notes payable to related party	[1]														555,000		0		0
Majority Shareholder [Member]
Current assets:
Receivables from related party																					18,088	8,499
Cash flows from financing activities:
Net transfers from Valero Energy Corporation	[2]														77,284		181,227		120,986
Business Acquisitions (Textual)
Consideration transferred for the acquisitions from Valero, units issued	[2]														$ 170,000		0		0
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member]
Cash flows from investing activities:
Acquisitions from Valero Energy Corporation					$ (296,100)
Cash flows from financing activities:
Proceeds from debt borrowings					200,000
Proceeds from notes payable to related party					160,000
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets					$ (275,100)
Business Acquisitions (Textual)
Effective date of acquisition from Valero															Mar. 01, 2015
Number of subsidiaries acquired from Valero | subsidiaries					2
Value of consideration transferred for acquisitions from Valero					$ 671,200
Cash consideration transferred to acquire businesses					571,200
Consideration transferred for the acquisitions from Valero, units issued					100,000
Payments to acquire businesses, cash on hand					211,200
Borrowings under the Revolver					200,000
Proceeds from notes payable to related party					$ 160,000
Majority Shareholder [Member] | Texas Crude Systems Business [Member]
Cash flows from investing activities:
Acquisitions from Valero Energy Corporation						$ (80,100)
Cash flows from financing activities:
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets						(73,900)
Business Acquisitions (Textual)
Effective date of acquisition from Valero															Jul. 01, 2014
Cash consideration transferred to acquire businesses						$ 154,000
Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member]
Cash flows from investing activities:
Acquisitions from Valero Energy Corporation				$ (94,000)
Cash flows from financing activities:
Proceeds from notes payable to related party				395,000
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets				(301,000)
Business Acquisitions (Textual)
Effective date of acquisition from Valero															Oct. 01, 2015
Value of consideration transferred for acquisitions from Valero				465,000
Cash consideration transferred to acquire businesses				395,000
Consideration transferred for the acquisitions from Valero, units issued				70,000
Proceeds from notes payable to related party				$ 395,000
Valero Energy Partners LP (Previously Reported) [Member]
Current assets:
Cash and cash equivalents							80,783			236,579	236,579			375,118	$ 236,579		375,118		0		80,783	236,579	375,118	0
Receivables from related party																					18,088	8,499
Prepaid expenses and other																					632	727
Total current assets																					99,503	245,805
Property and equipment, at cost																					1,110,399	1,059,032
Accumulated depreciation																					(310,558)	(273,398)
Property and equipment, net																					799,841	785,634
Deferred charges and other assets, net																					3,322	1,385
Total assets																					902,666	1,032,824
Current liabilities:
Current portion of debt and capital lease obligations																					913	1,200
Accounts payable																					9,264	4,297
Accrued liabilities																					1,690	1,054
Taxes other than income taxes																					1,276	765
Deferred revenue from related party																					129	124
Total current liabilities																					13,272	7,440
Debt and capital lease obligations, net of current portion																					175,246	1,519
Notes payable to related party																					370,000
Deferred income taxes																					320	830
Other long-term liabilities																					1,116	1,065
Common unitholders – public																					581,489	374,954
Common unitholder – Valero																					28,430	58,844
Subordinated unitholder – Valero																					(313,961)	146,804
General partner – Valero																					(5,805)	4,617
Net investment																					52,559	436,751
Total partners’ capital																					342,712	1,021,970
Total liabilities and partners’ capital																					902,666	1,032,824
Consolidated Statements of Income
Operating revenues – related party															243,624		129,180		124,985
Costs and expenses:
Operating expenses (b)															92,025		98,061		93,025
General and administrative expenses (c)															14,013		13,149		8,004
Depreciation expense															42,724		35,302		32,493
Total costs and expenses															148,762		146,512		133,522
Operating income (loss)							43,882	21,703	24,838	4,439	(5,908)	(3,683)	(3,010)	(4,731)	94,862		(17,332)		(8,537)
Other income, net															223		1,504		309
Interest and debt expense, net of capitalized interest (d)															(6,113)		(872)		(198)
Income (loss) before income taxes															88,972		(16,700)		(8,426)
Income tax expense															251		548		1,434
Net income (loss)							40,878	20,264	23,504	4,075	(6,040)	(3,870)	(2,888)	(4,450)	88,721		(17,248)		(9,860)
Less: Net loss attributable to Predecessor															(43,157)		(76,529)		(11,901)
Net income attributable to partners															131,878		59,281		2,041
Cash flows from operating activities:
Net income (loss)							40,878	20,264	23,504	4,075	(6,040)	(3,870)	(2,888)	(4,450)	88,721		(17,248)		(9,860)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense															42,724		35,302		32,493
Deferred income tax benefit															(228)		43		941
Changes in current assets and current liabilities															(8,973)		(1,318)		(2,947)
Changes in deferred charges and credits and other operating activities, net															587		(34)		(421)
Net cash provided by operating activities															122,831		16,745		20,206
Cash flows from investing activities:
Capital expenditures															(31,195)		(108,331)		(124,379)
Acquisitions from Valero Energy Corporation															(390,144)		(80,116)
Proceeds from dispositions of property and equipment															82		54		8
Net cash used in investing activities															(421,257)		(188,393)		(124,371)
Cash flows from financing activities:
Proceeds from debt borrowings															200,000
Proceeds from notes payable to related party															555,000
Repayments of debt and capital lease obligations															(26,200)		(1,048)		(1,059)
Repayment of note payable to related party															(185,000)
Payment of debt issuance costs															(2,322)		(1,071)		(572)
Proceeds from issuance of common units, net of discount															189,683				372,449
Proceeds from issuance of general partner units															4,011
Payment of offering costs															(666)		(3,223)
Prefunding of capital projects by Valero Energy Corporation																			3,500
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets															(576,076)		(73,884)
Cash distributions to unitholders and distribution equivalent right payments															(71,715)		(41,837)
Net transfers from Valero Energy Corporation															55,915		154,172		104,965
Net cash provided by financing activities															142,630		33,109		479,283
Net increase (decrease) in cash and cash equivalents															(155,796)		(138,539)		375,118
Cash and cash equivalents at beginning of year										236,579				375,118	236,579		375,118		0
Cash and cash equivalents at end of year							80,783				236,579				80,783		236,579		375,118
Business Acquisitions (Textual)
Borrowings under the Revolver															200,000
Proceeds from notes payable to related party															555,000
Adjustments for Acquisitions of Businesses Under Common Control [Member] | Meraux and Three Rivers Terminal Services Business [Member]
Current assets:
Cash and cash equivalents							0			0	0			0	0		0		0		0	0	0	0
Receivables from related party																					0	0
Prepaid expenses and other																					0	0
Total current assets																					0	0
Property and equipment, at cost																					66,444	60,275
Accumulated depreciation																					(15,004)	(12,651)
Property and equipment, net																					51,440	47,624
Deferred charges and other assets, net																					0	0
Total assets																					51,440	47,624
Current liabilities:
Current portion of debt and capital lease obligations																					0	0
Accounts payable																					0	0
Accrued liabilities																					0	0
Taxes other than income taxes																					0	0
Deferred revenue from related party																					0	0
Total current liabilities																					0	0
Debt and capital lease obligations, net of current portion																					0	0
Notes payable to related party																					0
Deferred income taxes																					0	0
Other long-term liabilities																					0	0
Common unitholders – public																					0	0
Common unitholder – Valero																					0	0
Subordinated unitholder – Valero																					0	0
General partner – Valero																					0	0
Net investment																					51,440	47,624
Total partners’ capital																					51,440	47,624
Total liabilities and partners’ capital																					51,440	47,624
Consolidated Statements of Income
Operating revenues – related party															0		0		0
Costs and expenses:
Operating expenses (b)															13,948		13,053		12,551
General and administrative expenses (c)															507		453		448
Depreciation expense															2,954		2,607		2,544
Total costs and expenses															17,409		16,113		15,543
Operating income (loss)							(4,083)	(4,639)	(4,343)	(4,344)	(4,178)	(4,064)	(4,041)	(3,830)	(17,409)		(16,113)		(15,543)
Other income, net															0		0		0
Interest and debt expense, net of capitalized interest (d)															0		0		0
Income (loss) before income taxes															(17,409)		(16,113)		(15,543)
Income tax expense															0		0		0
Net income (loss)							(4,083)	(4,639)	(4,343)	(4,344)	(4,178)	(4,064)	(4,041)	(3,830)	(17,409)		(16,113)		(15,543)
Less: Net loss attributable to Predecessor															(17,409)		(16,113)		(15,543)
Net income attributable to partners															0		0		0
Cash flows from operating activities:
Net income (loss)							(4,083)	$ (4,639)	$ (4,343)	(4,344)	(4,178)	$ (4,064)	$ (4,041)	(3,830)	(17,409)		(16,113)		(15,543)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense															2,954		2,607		2,544
Deferred income tax benefit															0		0		0
Changes in current assets and current liabilities															0		0		0
Changes in deferred charges and credits and other operating activities, net															0		0		0
Net cash provided by operating activities															(14,455)		(13,506)		(12,999)
Cash flows from investing activities:
Capital expenditures															(6,914)		(13,549)		(3,022)
Acquisitions from Valero Energy Corporation															0		0
Proceeds from dispositions of property and equipment															0		0		0
Net cash used in investing activities															(6,914)		(13,549)		(3,022)
Cash flows from financing activities:
Proceeds from debt borrowings															0
Proceeds from notes payable to related party															0
Repayments of debt and capital lease obligations															0		0		0
Repayment of note payable to related party															0
Payment of debt issuance costs															0		0		0
Proceeds from issuance of common units, net of discount															0				0
Proceeds from issuance of general partner units															0
Payment of offering costs															0		0
Prefunding of capital projects by Valero Energy Corporation																			0
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets															0		0
Cash distributions to unitholders and distribution equivalent right payments															0		0
Net transfers from Valero Energy Corporation															21,369		27,055		16,021
Net cash provided by financing activities															21,369		27,055		16,021
Net increase (decrease) in cash and cash equivalents															0		0		0
Cash and cash equivalents at beginning of year										$ 0				$ 0	0		0		0
Cash and cash equivalents at end of year							$ 0				$ 0				0		0		0
Business Acquisitions (Textual)
Borrowings under the Revolver															0
Proceeds from notes payable to related party															0
Limited Partner, Common Units, Valero [Member]
Current liabilities:
Total partners’ capital	[1]																				28,430	58,844	75,998	0
Costs and expenses:
Less: Net loss attributable to Predecessor	[1]														0		0		0
Net income attributable to partners															$ 28,548		11,605		401
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares															3,478,613
Limited Partner, Common Units, Valero [Member] | Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares					1,908,100
Limited Partner, Common Units, Valero [Member] | Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares				1,570,513
General Partner [Member]
Current liabilities:
Total partners’ capital	[1]																				$ (5,805)	$ 4,617	$ 6,167	$ 0
Costs and expenses:
Less: Net loss attributable to Predecessor	[1]														$ 0		0		0
Net income attributable to partners															$ 6,069		$ 1,379		$ 41
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares															70,992
General Partner [Member] | Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares					38,941
General Partner [Member] | Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares				32,051
Subsequent Event [Member] | Majority Shareholder [Member] | McKee Terminal Services Business [Member]
Cash flows from financing activities:
Proceeds from debt borrowings			$ 139,000
Business Acquisitions (Textual)
Effective date of acquisition from Valero			Apr. 01, 2016
Value of consideration transferred for acquisitions from Valero			$ 240,000
Cash consideration transferred to acquire businesses			204,000
Consideration transferred for the acquisitions from Valero, units issued			36,000
Payments to acquire businesses, cash on hand			65,000
Borrowings under the Revolver			$ 139,000
Subsequent Event [Member] | Majority Shareholder [Member] | Meraux and Three Rivers Terminal Services Business [Member]
Cash flows from financing activities:
Proceeds from debt borrowings		$ 210,000
Business Acquisitions (Textual)
Effective date of acquisition from Valero		Sep. 01, 2016
Value of consideration transferred for acquisitions from Valero		$ 325,000
Cash consideration transferred to acquire businesses		276,000
Consideration transferred for the acquisitions from Valero, units issued		49,000
Payments to acquire businesses, cash on hand		66,000
Borrowings under the Revolver		$ 210,000
Subsequent Event [Member] | Limited Partner, Common Units, Valero [Member] | Majority Shareholder [Member] | McKee Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares			728,775
Subsequent Event [Member] | Limited Partner, Common Units, Valero [Member] | Majority Shareholder [Member] | Meraux and Three Rivers Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares		1,149,905
Subsequent Event [Member] | General Partner [Member] | Majority Shareholder [Member] | McKee Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares			14,873
Subsequent Event [Member] | General Partner [Member] | Majority Shareholder [Member] | Meraux and Three Rivers Terminal Services Business [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares		23,467

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.
[3]	Includes operating expenses – related party of $49,249 thousand, $45,395 thousand, and $42,291 thousand.
[4]	Includes general and administrative expenses – related party of $11,695 thousand, $11,141 thousand, and $8,371 thousand.
[5]	Includes interest and debt expense – related party of $3,190 thousand, $0 thousand, and $0 thousand.